Deferred revenue and deferred platform commission fees - Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Deferred revenue and deferred platform commission fees
Beginning balance	$ 279,249	$ 332,584
Deferred during the period	91,799	103,290
Released to profit and loss	(128,603)	(147,046)
Ending balance	242,445	288,828
Current portion	171,939	200,025
Non-current portion	$ 70,506	$ 88,803